Allowance for Loan Losses and Impaired Loans (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Allowance for Loan Losses and Recorded Investment in Loans

The following table presents activity in the allowance by loan category and information on the loans evaluated individually for impairment and collectively evaluated for impairment as of December 31, 2017 and December 31, 2016:

Allowance for Loan Losses and Recorded Investment in Loans

(dollars in thousands)	Construction & Development	Farmland	Residential	Commercial Mortgage	Commercial & Agricultural	Consumer & Other	Total
December 31, 2017
Allowance for loan losses:
Beginning Balance	$319	$342	$1,841	$600	$210	$108	$3,420
Charge-offs	(33)	(34)	(89)	(59)	(27)	(76)	(318)
Recoveries	56	0	23	0	33	22	134
Provision	(103)	50	100	78	66	26	217

Ending Balance	$239	$358	$1,875	$619	$282	$80	$3,453

Ending balance: individually evaluated for impairment	$0	$49	$42	$0	$0	$0	$91

Ending balance: collectively evaluated for impairment	$239	$309	$1,833	$619	$282	$80	$3,362

Loans outstanding:
Ending Balance	$25,475	$33,353	$199,120	$125,661	$25,672	$15,590	$424,871

Ending balance: individually evaluated for impairment	$0	$5,069	$1,556	$0	$0	$0	$6,625

Ending balance: collectively evaluated for impairment	$25,475	$28,284	$197,564	$125,661	$25,672	$15,590	$418,246

December 31, 2016
Allowance for loan losses:
Beginning Balance	$344	$435	$1,887	$578	$136	$38	$3,418
Charge-offs	(20)	—	(84)	(21)	(19)	(70)	(214)
Recoveries	98	59	22	—	8	34	221
Provision	(103)	(152)	16	43	85	106	(5)

Ending Balance	$319	$342	$1,841	$600	$210	$108	$3,420

Ending balance: individually evaluated for impairment	$—	$57	$184	$—	$—	$—	$241

Ending balance: collectively evaluated for impairment	$319	$285	$1,657	$600	$210	$108	$3,179

Loans outstanding:
Ending Balance	$26,464	$33,531	$187,188	$128,515	$26,086	$10,184	$411,968

Ending balance: individually evaluated for impairment	$580	$5,030	$1,533	$114	$—	$—	$7,257

Ending balance: collectively evaluated for impairment	$25,884	$28,501	$185,655	$128,401	$26,086	$10,184	$404,711

Credit Risk Profile by Internally Assigned Grades

The following table lists the loan grades utilized by the Bank and the corresponding total of outstanding loans in each category as of December 31, 2017 and December 31, 2016:

Credit Risk Profile by Internally Assigned Grades

	Loan Grades
(dollars in thousands)	Pass	Watch	Special Mention	Substandard	Total
December 31, 2017
Real Estate Secured:
Construction & development	$24,612	$652	$0	$211	$25,475
Farmland	23,935	4,895	74	4,449	33,353
Residential	183,543	12,464	200	2,913	199,120
Commercial mortgage	106,102	15,291	1,611	2,657	125,661
Non-Real Estate Secured:
Commercial & agricultural	22,446	2,057	649	520	25,672
Consumer & other	15,262	328	0	0	15,590

Total	$375,900	$35,687	$2,534	$10,750	$424,871

December 31, 2016
Real Estate Secured:
Construction & development	$24,659	$902	$—	$903	$26,464
Farmland	23,201	5,276	—	5,054	33,531
Residential	170,885	14,081	—	2,222	187,188
Commercial mortgage	105,317	13,449	3,353	6,396	128,515
Non-Real Estate Secured:
Commercial & agricultural	22,719	2,333	485	549	26,086
Consumer & other	10,018	126	—	40	10,184

Total	$356,799	$36,167	$3,838	$15,164	$411,968

Analysis of Nonaccrual and Past Due Loans

The following table presents an age analysis of nonaccrual and past due loans by category as of December 31, 2017 and December 31, 2016:

(dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans	90+ Days Past Due and Still Accruing	Nonaccrual Loans
December 31, 2017
Real Estate Secured:
Construction & development	$0	$0	$227	$227	$25,248	$25,475	$0	$226
Farmland	188	0	308	496	32,857	33,353	0	3,610
Residential	395	334	710	1,439	197,681	199,120	0	1,211
Commercial mortgage	0	0	194	194	125,467	125,661	0	194
Non-Real Estate Secured:
Commercial & agricultural	70	0	23	93	25,579	25,672	0	94
Consumer & other	2	24	0	26	15,564	15,590	0	0

Total	$655	$358	$1,462	$2,475	$422,396	$424,871	$0	$5,335

December 31, 2016
Real Estate Secured:
Construction & development	$—	$—	$390	$390	$26,074	$26,464	$—	$647
Farmland	343	—	—	343	33,188	33,531	—	3,310
Residential	413	48	19	480	186,708	187,188	—	31
Commercial mortgage	25	227	426	678	127,837	128,515	—	640
Non-Real Estate Secured:
Commercial & agricultural	67	—	25	92	25,994	26,086	—	31
Consumer & other	5	6	—	11	10,173	10,184	—	5

Total	$853	$281	$860	$1,994	$409,974	$411,968	$—	$4,664

Impaired Loans

The following table is a summary of information related to impaired loans as of December 31, 2017 and December 31, 2016:

Impaired Loans

(dollars in thousands)	Recorded Investment[1]	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2017
With no related allowance recorded:
Construction & development	$0	$0	$0	$0	$0
Farmland	3,422	3,456	0	3,774	10
Residential	300	300	0	300	8
Commercial mortgage	0	0	0	0	0
Commercial & agricultural	0	26	0	27	0
Consumer & other	0	0	0	0	2

Subtotal	3,722	3,782	0	4,101	20

With an allowance recorded:
Construction & development	361	361	16	718	111
Farmland	1,936	1,936	58	2,224	135
Residential	5,647	5,832	284	6,209	290
Commercial mortgage	602	737	33	1,020	54
Commercial & agricultural	55	55	3	89	13
Consumer & other	0	0	0	2	0

Subtotal	8,601	8,921	394	10,262	603

Totals:
Construction & development	361	361	16	718	111
Farmland	5,358	5,392	58	5,998	145
Residential	5,947	6,132	284	6,509	298
Commercial mortgage	602	737	33	1,020	54
Commercial & agricultural	55	81	3	116	13
Consumer & other	0	0	0	2	2

Total	$12,323	$12,703	$394	$14,363	$623

[1]	Recorded investment is the loan balance, net of any charge-offs

Impaired Loans, continued

(dollars in thousands)	Recorded Investment[1]	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2016
With no related allowance recorded:
Construction & development	$581	$581	$—	$840	$17
Farmland	3,660	3,660	—	4,170	18
Residential	—	—	—	347	10
Commercial mortgage	114	114	—	115	4
Commercial & agricultural	—	—	—	—	—
Consumer & other	—	—	—	—	1

Subtotal	4,355	4,355	—	5,472	50

With an allowance recorded:
Construction & development	193	193	10	201	16
Farmland	1,679	1,679	73	1,705	84
Residential	6,138	6,300	423	6,629	302
Commercial mortgage	838	974	44	1,035	39
Commercial & agricultural	113	113	6	155	9
Consumer & other	4	4	—	10	1

Subtotal	8,965	9,263	556	9,735	451

Totals:
Construction & development	774	774	10	1,041	33
Farmland	5,339	5,339	73	5,875	102
Residential	6,138	6,300	423	6,976	312
Commercial mortgage	952	1,088	44	1,150	43
Commercial & agricultural	113	113	6	155	9
Consumer & other	4	4	—	10	2

Total	$13,320	$13,618	$556	$15,207	$501

[1]	Recorded investment is the loan balance, net of any charge-offs

Troubled Debt Restructurings

The following table sets forth information with respect to the Bank’s troubled debt restructurings as of December 31, 2017 and December 31, 2016:

(dollars in thousands)	TDRs identified during the period			TDRs identified in the last twelve months that subsequently defaulted(1)
	Number of contracts	Pre- modification outstanding recorded investment	Post- modification outstanding recorded investment	Number of contracts	Pre- modification outstanding recorded investment	Post- modification outstanding recorded investment
December 31, 2017
Construction & development	0	$0	$0	0	$0	$0
Farmland	2	298	298	0	0	0
Residential	1	48	48	0	0	0
Commercial mortgage	0	0	0	0	0	0
Commercial & agricultural	0	0	0	0	0	0
Consumer & other	0	0	0	0	0	0

Total	3	$346	$346	0	$0	$0

During the twelve months ended December 31, 2017, three loans were modified that were considered to be TDRs. Term concessions only were granted and no additional funds were advanced.

(1)	Loans past due 30 days or more are considered to be in default.

(dollars in thousands)	TDRs identified during the period			TDRs identified in the last twelve months that subsequently defaulted(1)
	Number of contracts	Pre- modification outstanding recorded investment	Post- modification outstanding recorded investment	Number of contracts	Pre- modification outstanding recorded investment	Post- modification outstanding recorded investment
December 31, 2016
Construction & development	—	$—	$—	—	$—	$—
Farmland	2	144	150	2	144	150
Residential	5	565	588	—	—	—
Commercial mortgage	—	—	—	—	—	—
Commercial & agricultural	—	—	—	—	—	—
Consumer & other	—	—	—	—	—	—

Total	7	$709	$738	2	$144	$150

During the twelve months ended December 31, 2016, seven loans were modified that were considered to be TDRs. Term concessions only were granted for seven loans, and additional funds were advanced on two loans to pay real estate taxes, personal taxes, and closing cost. Additional funds were advanced on one loan to pay for equipment repairs.

(1)	Loans past due 30 days or more are considered to be in default.